File No. 333-50410

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-6

REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933

[ ] Pre-Effective Amendment No. ___ [X] Post-Effective Amendment No. 3

REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940

[X] Amendment No. 2
(Check appropriate box or boxes.)

Massachusetts Mutual Variable Life Separate Account I
(Exact Name of Registrant)

Massachusetts Mutual Life Insurance Company
(Name of Depositor)

1295 State Street, Springfield, Massachusetts 01111
(Address of Depositor’s Principal Executive Offices) (Zip Code)

Depositor’s Telephone Number, including Area Code 1-413-788-8411

     Name and Address of Agent for Service

Robert Liguori
Senior Vice President and Deputy General Counsel
Massachusetts Mutual Life Insurance Company
1295 State Street
Springfield, Massachusetts - - 01111

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective

//	immediately upon filing pursuant to paragraph (b) of Rule 485
/ /	on May 1, 2003 pursuant to paragraph (b) of Rule 485
/ /	60 days after filing pursuant to paragraph (a) of Rule 485
/ /	on (date) pursuant to paragraph (a) of the Rule 485
/X/	this post effective amendment designates a new effective date for a previously filed post effective amendment. Such effective date shall be October 3, 2002.

This Post-Effective Amendment is being filed pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933 for the sole purpose of delaying the effective date of Post-Effective Amendment No. 2 to Registration Statement No. 333-50410 filed pursuant to Rule 485(a) under the Securities Act of 1933 on July 8, 2002. The contents of Post-Effective Amendment No. 2 are being incorporated by reference.

REPRESENTATION BY REGISTRANT’S COUNSEL

As counsel to the Registrant, I, Holly M. Sena, have reviewed this Post-Effective Amendment No. 3 to Registration Statement No. 333-50410 and I represent, pursuant to the requirement of paragraph (e) of Rule 485 under the Securities Act of 1933, that this Amendment does not contain disclosures which would render it ineligible to become effective pursuant to paragraph (b) of said Rule 485.

/s/  Holly M. Sena
Holly M. Sena
Counsel

SIGNATURES

Pursuant to the requirements of Securities Act of 1933, the Registrant, Massachusetts Mutual Variable Life Separate Account I, certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 3 pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 3 to Registration Statement No. 333-50410 to be signed on its behalf by the undersigned, duly authorized in the City of Springfield and the Commonwealth of Massachusetts on the 4th day of September 2002.

MASSACHUSETTS MUTUAL VARIABLE LIFE SEPARATE ACCOUNT I

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
        (Depositor)

By: /s/ Robert J. O’Connell*
Robert J. O’Connell, Director, Chairman, President and Chief Executive Officer
Massachusetts Mutual Life Insurance Company

/s/ Richard M. Howe	On September 4, 2002, as Attorney-in-Fact pursuant to
*Richard M. Howe	powers of attorney incorporated by reference.

As required by the Securities Act of 1933, this Post-Effective Amendment No. 3 to Registration Statement No. 333-50410 has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Robert J. O’Connell*	Director, Chairman, President and	September 4, 2002
Chief Executive Officer
Robert J. O’Connell

/s/ Howard Gunton*	Executive Vice President	September 4, 2002
Chief Financial Officer, and
Howard Gunton	Chief Accounting Officer

/s/ Roger G. Ackerman*	Director	September 4 2002

Roger G. Ackerman

/s/ James R. Birle*	Director	September 4, 2002

James R. Birle

/s/ Gene Chao*	Director	September 4, 2002

Gene Chao, Ph.D.

/s/ James H. DeGraffenreidt*	Director	September 4, 2002

James H. DeGraffenreidt

/s/ Patricia Diaz Dennis*	Director	September 4, 2002

Patricia Diaz Dennis

/s/ Anthony Downs*	Director	September 4, 2002

Anthony Downs

/s/ James L. Dunlap*	Director	September 4, 2002

James L. Dunlap

/s/ William B. Ellis*	Director	September 4, 2002

William B. Ellis, Ph.D.

Robert Essner	Director

Robert Essner

/s/ Robert M. Furek*	Director	September 4, 2002

Robert M. Furek

/s/ Charles K. Gifford	Director	September 4, 2002

Charles K. Gifford

/s/ William N. Griggs*	Director	September 4, 2002

William N. Griggs

/s/ William B. Marx, Jr.*	Director	September 4, 2002

William B. Marx

/s/ John F. Maypole*	Director	September 4, 2002

John F. Maypole

/s/ Marc Racicot*	Director	September 4, 2002

Marc Racicot

/s/ Richard M. Howe	on September 4, 2002, as Attorney-in-Fact pursuant to powers of attorney incorporated by reference.
*Richard M. Howe